Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.98%
Aerospace & Defense–3.30%
Airbus SE (France)	257,400	$37,975,724
L3Harris Technologies, Inc.	68,400	15,138,972
Lockheed Martin Corp.	25,650	10,981,278
Teledyne Technologies, Inc.(b)	64,710	23,623,033
		87,719,007
Agricultural & Farm Machinery–0.37%
Deere & Co.	62,100	9,847,818
Application Software–6.06%
Adobe, Inc.(b)	52,000	18,259,280
RealPage, Inc.(b)	355,500	20,743,425
salesforce.com, inc.(b)	376,200	68,585,022
Splunk, Inc.(b)	198,000	30,741,480
Trade Desk, Inc. (The), Class A(b)	84,033	22,620,003
		160,949,210
Asset Management & Custody Banks–3.48%
Apollo Global Management, Inc.	573,300	27,128,556
Ares Management Corp., Class A	765,000	27,585,900
Carlyle Group, Inc. (The)	468,000	15,200,640
KKR & Co., Inc., Class A	709,200	22,623,480
		92,538,576
Biotechnology–0.81%
Alnylam Pharmaceuticals, Inc.(b)	66,000	7,576,140
BeiGene Ltd., ADR (China)(b)	38,340	5,841,483
Bluebird Bio, Inc.(b)	16,560	1,319,666
Moderna, Inc.(b)	333,000	6,829,830
		21,567,119
Cable & Satellite–1.18%
Altice USA, Inc., Class A(b)	625,500	17,113,680
Charter Communications, Inc., Class A(b)	18,504	9,575,080
DISH Network Corp., Class A(b)	123,300	4,532,508
		31,221,268
Commodity Chemicals–0.07%
Westlake Chemical Corp.	32,200	1,970,640
Consumer Electronics–1.52%
Sony Corp. (Japan)	576,000	40,486,075
Data Processing & Outsourced Services–8.96%
Fidelity National Information Services, Inc.	218,700	31,418,442
Mastercard, Inc., Class A	369,900	116,866,206
PayPal Holdings, Inc.(b)	308,700	35,157,843
Visa, Inc., Class A	274,100	54,537,677
		237,980,168
Diversified Support Services–0.96%
Cintas Corp.	90,900	25,358,373
Environmental & Facilities Services–2.05%
Casella Waste Systems, Inc., Class A(b)	268,200	13,729,158
Shares		Value
Environmental & Facilities Services–(continued)
Clean Harbors, Inc.(b)	205,100	$16,863,322
Waste Connections, Inc.	74,700	7,194,357
Waste Management, Inc.	135,900	16,539,030
		54,325,867
Financial Exchanges & Data–0.55%
Intercontinental Exchange, Inc.	82,800	8,258,472
London Stock Exchange Group PLC (United Kingdom)	61,100	6,338,178
		14,596,650
Health Care Equipment–4.65%
Baxter International, Inc.	219,600	19,592,712
Boston Scientific Corp.(b)	699,004	29,267,297
DexCom, Inc.(b)	22,860	5,503,545
Intuitive Surgical, Inc.(b)	33,192	18,580,218
Teleflex, Inc.	86,400	32,098,464
Zimmer Biomet Holdings, Inc.	124,110	18,355,869
		123,398,105
Health Care Services–0.74%
LHC Group, Inc.(b)	135,000	19,676,250
Home Improvement Retail–3.10%
Home Depot, Inc. (The)	105,300	24,018,930
Lowe’s Cos., Inc.	500,490	58,176,958
		82,195,888
Hotels, Resorts & Cruise Lines–1.95%
Norwegian Cruise Line Holdings Ltd.(b)	725,000	39,041,250
Royal Caribbean Cruises Ltd.	108,000	12,644,640
		51,685,890
Industrial Conglomerates–0.45%
Roper Technologies, Inc.	31,500	12,022,290
Industrial Gases–0.16%
Linde PLC (United Kingdom)	21,252	4,316,919
Industrial Machinery–0.37%
Stanley Black & Decker, Inc.	62,100	9,894,393
Interactive Home Entertainment–6.64%
Activision Blizzard, Inc.	798,300	46,684,584
Electronic Arts, Inc.(b)	295,200	31,857,984
Nintendo Co. Ltd. (Japan)	114,500	42,409,151
Sea Ltd., ADR (Taiwan)(b)	585,000	26,465,400
Take-Two Interactive Software, Inc.(b)	232,200	28,941,408
		176,358,527
Interactive Media & Services–10.46%
Alphabet, Inc., Class A(b)	650	931,307
Alphabet, Inc., Class C(b)	111,222	159,517,929
Facebook, Inc., Class A(b)	581,400	117,390,474
		277,839,710
Internet & Direct Marketing Retail–12.56%
Alibaba Group Holding Ltd., ADR (China)(b)	327,355	67,628,269

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Internet & Direct Marketing Retail–(continued)
Amazon.com, Inc.(b)	114,723	$230,446,385
Booking Holdings, Inc.(b)	14,220	26,030,421
HelloFresh SE (Germany)(b)	209,520	4,995,913
JD.com, Inc., ADR (China)(b)	117,000	4,409,730
		333,510,718
Investment Banking & Brokerage–0.66%
Goldman Sachs Group, Inc. (The)	33,000	7,845,750
LPL Financial Holdings, Inc.	103,500	9,535,455
		17,381,205
Life & Health Insurance–0.24%
Athene Holding Ltd., Class A(b)	144,000	6,272,640
Life Sciences Tools & Services–3.37%
10X Genomics, Inc., Class A(b)	160,102	14,631,722
Avantor, Inc.(b)	645,300	11,918,691
Illumina, Inc.(b)	134,600	39,043,422
Thermo Fisher Scientific, Inc.	76,500	23,959,035
		89,552,870
Managed Health Care–1.65%
Humana, Inc.	50,040	16,825,450
UnitedHealth Group, Inc.	98,859	26,934,134
		43,759,584
Movies & Entertainment–1.00%
IMAX Corp.(b)	323,000	5,342,420
Netflix, Inc.(b)	37,260	12,858,053
Vivendi S.A. (France)	301,500	8,258,752
		26,459,225
Oil & Gas Exploration & Production–0.23%
Viper Energy Partners L.P.	285,300	6,222,393
Oil & Gas Refining & Marketing–0.49%
Marathon Petroleum Corp.	103,500	5,640,750
PBF Energy, Inc., Class A	273,600	7,469,280
		13,110,030
Packaged Foods & Meats–3.57%
Conagra Brands, Inc.	270,000	8,888,400
Lamb Weston Holdings, Inc.	14,670	1,339,518
Mondelez International, Inc., Class A	214,200	12,290,796
Mowi ASA (Norway)	518,400	12,372,406
Nomad Foods Ltd. (United Kingdom)(b)	475,200	9,589,536
Pilgrim’s Pride Corp.(b)	266,400	6,939,720
Tyson Foods, Inc., Class A	525,000	43,380,750
		94,801,126
Pharmaceuticals–0.90%
Novo Nordisk A/S, Class B (Denmark)	88,235	5,386,351
Zoetis, Inc.	138,600	18,601,506
		23,987,857
Railroads–1.18%
Kansas City Southern	126,000	21,254,940
Union Pacific Corp.	56,000	10,047,520
		31,302,460
Regional Banks–0.24%
SVB Financial Group(b)	27,000	6,488,910
Shares		Value
Research & Consulting Services–0.46%
CoStar Group, Inc.(b)	18,810	$12,282,742
Restaurants–0.18%
Restaurant Brands International, Inc. (Canada)(c)	76,500	4,667,265
Semiconductor Equipment–1.81%
Applied Materials, Inc.	586,000	33,982,140
ASML Holding N.V., New York Shares (Netherlands)	50,580	14,195,783
		48,177,923
Semiconductors–3.61%
NVIDIA Corp.	54,659	12,923,028
QUALCOMM, Inc.	283,500	24,185,385
Semtech Corp.(b)	604,369	29,124,542
Silicon Motion Technology Corp., ADR (Taiwan)	643,225	29,517,595
		95,750,550
Specialized Consumer Services–0.30%
Service Corp. International	167,400	8,026,830
Specialized REITs–0.11%
Crown Castle International Corp.	19,800	2,966,832
Specialty Chemicals–0.36%
Sherwin-Williams Co. (The)	17,100	9,524,529
Systems Software–6.01%
Microsoft Corp.	606,808	103,296,926
Palo Alto Networks, Inc.(b)	133,500	31,343,130
ServiceNow, Inc.(b)	74,100	25,062,843
		159,702,899
Technology Hardware, Storage & Peripherals–2.64%
Apple, Inc.	226,800	70,196,868
Trucking–0.58%
Lyft, Inc., Class A(b)	164,000	7,786,720
Uber Technologies, Inc.(b)	210,600	7,642,674
		15,429,394
Total Common Stocks & Other Equity Interests (Cost $1,392,517,350)		2,655,523,593
Money Market Funds–0.05%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)	571,223	571,223
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)	186,239	186,314
Invesco Treasury Portfolio, Institutional Class, 1.47%(d)	652,826	652,826
Total Money Market Funds (Cost $1,410,344)		1,410,363
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $1,393,927,694)		2,656,933,956
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	608,290	608,290
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	203,736	$203,797
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $812,107)		812,087
TOTAL INVESTMENTS IN SECURITIES–100.06% (Cost $1,394,739,801)		2,657,746,043
OTHER ASSETS LESS LIABILITIES—(0.06)%		(1,725,485)
NET ASSETS–100.00%		$2,656,020,558
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,502,296,956	$153,226,637	$—	$2,655,523,593
Money Market Funds	2,222,450	—	—	2,222,450
Total Investments	$2,504,519,406	$153,226,637	$—	$2,657,746,043
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Summit Fund